Leases - Schedule of Summarizes the Maturities of Lease Liabilities (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases - Schedule of Summarizes the Maturities of Lease Liabilities (Details) [Line Items]
2026	$ 1,467
2027	983
2028	565
2029	63
Total minimum lease payments	3,077
Less effects of discounting	(202)
Total operating lease liability	$ 2,875	$ 2,991